Business Combinations, Goodwill and Acquired Intangible Assets - Additional Information (Detail) $ in Millions	1 Months Ended				12 Months Ended
	Nov. 30, 2017 USD ($)	Jul. 31, 2017 USD ($)	Oct. 31, 2015 USD ($)	Feb. 28, 2015 USD ($)	Dec. 31, 2017 USD ($) Segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Oct. 01, 2017 USD ($)	Jun. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)
Indefinite Lived Intangible Assets By Major Class [Line Items]
Goodwill					$ 701	$ 545
Number of reportable segments | Segment					4
Discount rate					15.00%			13.50%
Amortization of acquired intangible assets					$ 23	$ 29	$ 12
2018					20
2019					17
2020					14
2021					12
After 2021					$ 39
Asset Recovery - Xtend Healthcare [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Controlling interest percentage			89.00%
Business acquisition, effective date of acquisition					Oct. 31, 2015
Goodwill			$ 102
Business acquisition, purchase price			$ 164
Business acquisition, definite life intangible assets									$ 65
Estimated fair value of equity in excess of carrying value								19.00%
Carrying value of equity								$ 176
Asset Recovery - Xtend Healthcare [Member] | Minimum [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Definite life intangible assets, amortization period					10 years
Asset Recovery - Xtend Healthcare [Member] | Maximum [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Definite life intangible assets, amortization period					15 years
Earnest [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Controlling interest percentage	95.00%
Payments to acquire business, cash	$ 149
Business acquisition, effective date of acquisition					Nov. 30, 2017
Goodwill	$ 87
Duncan Solutions [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Controlling interest percentage		100.00%
Payments to acquire business, cash		$ 86
Business acquisition, effective date of acquisition					Jul. 31, 2017
Goodwill		$ 63
Asset Recovery - Gila [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Controlling interest percentage				98.00%
Business acquisition, effective date of acquisition					Feb. 28, 2015
Goodwill				$ 97
Business acquisition, purchase price				$ 185
Business acquisition, definite life intangible assets										$ 71
Business acquisition, indefinite life intangible asset										$ 13
Estimated fair value of equity in excess of carrying value					9.00%
Carrying value of equity					$ 245
Asset Recovery - Gila [Member] | Minimum [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Definite life intangible assets, amortization period					7 years
Asset Recovery - Gila [Member] | Maximum [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Definite life intangible assets, amortization period					16 years